UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------


                                    FORM 13F-HR/A


                              FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended December 31, 2002

If amended report check here:    [X]                      Amendment Number: 1

This Amendment (Check only one): [X] is a restatement
                                 [_] adds new holdings entries.


                            HEWLETT-PACKARD COMPANY
--------------------------------------------------------------------------------
                    Name of Institutional Investment Manager


     3000 HANOVER STREET MS 1050          PALO ALTO          CA           94304
--------------------------------------------------------------------------------
Business Address     (Street)              (City)          (State)         (Zip)



Form 13F File Number:  28-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


                                 Vice President,
Charles N. Charnas           Deputy General Counsel                 650-857-6162
                            and Assistant Secretary
--------------------------------------------------------------------------------
Name                                (Title)                              (Phone)


                                              /s/ Charles N. Charnas
                                       -----------------------------------------
                                                  Charles N. Charnas



                                          Palo Alto, CA      November 13, 2003
                                       -----------------------------------------
                                             (Place and Date of Signing)



Report Type:

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $68,867
                                          (thousands)


List of Other Included Managers:  NONE

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.















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


                           FORM 13F INFORMATION TABLE




FORM 13-F                             12/31/02
REPORTING MANAGER:                    HEWLETT-PACKARD COMPANY

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2    ITEM 3       ITEM 4      ITEM 5            ITEM 6            ITEM 7            ITEM 8
                                                  FAIR                   INVESTMENT DISCRETION                 VOTING AUTHORITY
NAME OF ISSUER            TITLE                  MARKET     SHARES OR                  SHARED
                           OF        CUSIP        VALUE     PRINCIPAL    SOLE  SHARED   OTHER     MANA-    SOLE       SHARED    NONE
                          CLASS     NUMBER       (x$1000)    AMOUNT      (A)    (B)      (C)      GERS     (A)         (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies .... Common    00846U101    15,464        861,006   X                        HP          861,006
Allscripts Health
  Solutions, Inc......... Common    01988P108       905        378,501   X                        HP          378,501
Altiris.................. Common    02148M100     6,368        400,000   X                        HP          400,000
Argonaut Technologies
  Inc.................... Common    040175101        12         12,135   X                        HP           12,135
Broadvision Inc.......... Common    111412607       157         46,174   X                        HP           46,174
Click Commerce, Inc...... Common    18681D208       656        324,578   X                        HP          324,578
CMGI Inc................. Common    125750109    23,789     24,249,767   X                        HP       24,249,767
Crossroads Systems Inc... Common    22765D100       993      1,023,818   X                        HP        1,023,818
DigiMarc Corp............ Common    253807101     3,402        300,000   X                        HP          300,000
Divine Inc............... Class A   255402406       597        426,494   X                        HP          426,494
NaviSite................. Common    63935M109     5,283      2,347,803   X                        HP        2,347,803
Novadigm Inc............. Common    669937104     2,190        940,000   X                        HP          940,000
Openwave Systems Inc..... Common    683718100     2,799      1,399,295   X                        HP        1,399,295
Opsware Inc.............. Common    68383A101     1,553        877,192   X                        HP          877,192
Quantum.................. Common    747906204       172         64,469   X                        HP           64,469
Red Hat Inc.............. Common    756577102     2,286        386,780   X                        HP          386,780
S1 Corp.................. Common    78463B101       812        182,004   X                        HP          182,004
Selectica................ Common    816288104       101         37,552   X                        HP           37,552
724 Solutions ........... Common    81788Q100       779      1,557,916   X                        HP        1,557,916
Sun Microsystems......... Common    866810104       499        160,452   X                        HP          160,452
Yahoo!................... Common    984332106        50          3,053   X                        HP            3,053

GRAND TOTAL (Thousands):                        $68,867





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